CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Assets
Cash and cash equivalents | $		$ 3,751		$ 2,480
Restricted cash | $		284		475
Accounts receivable, net | $		4,393		4,500
Prepayments and other current assets | $		815		500
Inventories | $		344		557
Total current assets | $		9,587		8,512
Property, plant and equipment, net | $		771		773
Interests in affiliates | $		11,489		10,712
Goodwill | $		1,071		1,071
Deferred tax assets | $		186		202
Total assets | $		23,104		21,270
Liabilities and shareholders' equity
Accounts payable | $		3,173		3,054
Loans payable | $		720		0
Other payables and accrued expenses | $		2,258		1,626
Taxes payable | $		335		134
Total current liabilities | $		6,486		4,814
Commitments and contingencies | $
Total liabilities | $		6,486		4,814
Shareholders' equity:
Ordinary shares, 20,000,000 (2015: 20,000,000) shares authorized; 2,229,609 (2015: 2,229,609) shares issued | $		123		123
Additional paid-in capital | $		9,551		9,551
Treasury stock, 167,700 shares at cost as of December 31, 2016 and 2015, respectively | $		(786)		(786)
PRC statutory reserves | $		352		315
Accumulated other comprehensive income | $		857		799
Retained earnings | $		5,338		5,144
Equity attributable to shareholders | $		15,435		15,146
Non-controlling interest | $		1,183		1,310
Total shareholders' equity | $		16,618		16,456
Total liabilities and shareholders' equity | $		$ 23,104		$ 21,270
ZHEJIANG TIANLAN
Assets
Cash and cash equivalents	¥ 33,545		¥ 35,635
Accounts receivable, net	165,100		207,907
Prepayments and other current assets	111,057		119,558
Other tax receivables	215		5
Inventories	13,105		12,111
Total current assets	323,022		375,216
Property, plant and equipment, net	149,840		161,731
Intangible asset, net	1,375		1,548
Land use right, net	5,747		5,896
Deferred tax assets	5,864		4,527
Other non-current asset	17,512		0
Total assets	503,360		548,918
Liabilities and shareholders' equity
Short term borrowings	25,000		45,000
Accounts payable	117,939		176,981
Other payables and accrued expenses	51,183		40,775
Other taxes payable	7,490		8,423
Income tax payable	3,262		994
Total current liabilities	204,874		272,173
Long term borrowings	111,691		107,732
Commitments and contingencies
Total liabilities	316,565		379,905
Shareholders' equity:
Share capital	81,372		80,172
Capital reserve	26,480		24,217
PRC statutory reserves	11,636		9,094
Retained earnings	65,394		53,928
Equity attributable to shareholders	184,882		167,411
Non-controlling interest	1,913		1,602
Total shareholders' equity	186,795		169,013
Total liabilities and shareholders' equity	503,360		548,918
ZHEJIANG JIAHUAN
Assets
Cash and cash equivalents	6,595		7,303
Restricted cash	1,498		1,490
Accounts receivable, net	91,037		99,832
Prepayments and other current assets	15,442		17,472
Notes receivables	11,064		700
Inventories	28,005		21,463
Total current assets	153,641		148,260
Property, plant and equipment, net	21,861		23,788
Intangible asset, net	242		508
Land use right, net	6,288		6,451
Long term investment	69		69
Total assets	182,101		179,076
Liabilities and shareholders' equity
Short term borrowings	28,200		39,400
Note payable	4,750		3,595
Accounts payable	27,595		27,130
Other payables and accrued expenses	13,911		10,223
Income tax payable	1,466		2,892
Total current liabilities	75,922		83,240
Other long term liabilities	5,671		5,790
Shareholders' equity:
Share capital	80,000		11,250
Capital reserve	(1,399)		8,542
PRC statutory reserves	3,095		20,931
Accumulated other comprehensive income	18,812		49,323
Total shareholders' equity	100,508		90,046
Total liabilities and shareholders' equity	¥ 182,101		¥ 179,076